Restricted Cash - Narrative (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Credit Facility
Disclosure of detailed information about borrowings [line items]
Facility size	$ 581,000
Secured vessels loan due 2028
Disclosure of detailed information about borrowings [line items]
Facility size	$ 633,549